UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-971

Fidelity Congress Street Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Congress Street Fund

September 30, 2009

1.807729.105

CST-QTLY-1109

Investments September 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.1%
	Shares	Value
CONSUMER DISCRETIONARY - 5.8%
Media - 2.2%
The DIRECTV Group, Inc. (a)	37,500	$ 1,034,250
Specialty Retail - 3.6%
Staples, Inc.	74,000	1,718,280
TOTAL CONSUMER DISCRETIONARY		2,752,530
CONSUMER STAPLES - 13.2%
Beverages - 5.9%
The Coca-Cola Co.	52,183	2,802,227
Food Products - 0.1%
Ralcorp Holdings, Inc. (a)	1,123	65,662
Household Products - 2.1%
Colgate-Palmolive Co.	13,209	1,007,583
Tobacco - 5.1%
Altria Group, Inc.	36,409	648,444
Philip Morris International, Inc.	36,409	1,774,575
		2,423,019
TOTAL CONSUMER STAPLES		6,298,491
ENERGY - 13.9%
Oil, Gas & Consumable Fuels - 13.9%
Chevron Corp.	40,316	2,839,456
Exxon Mobil Corp.	55,315	3,795,162
		6,634,618
FINANCIALS - 4.3%
Diversified Financial Services - 4.0%
Citigroup, Inc.	34,899	168,911
CME Group, Inc.	3,500	1,078,665
JPMorgan Chase & Co.	14,652	642,051
		1,889,627
Insurance - 0.3%
The Travelers Companies, Inc.	3,053	150,299
TOTAL FINANCIALS		2,039,926
HEALTH CARE - 16.8%
Pharmaceuticals - 16.8%
Johnson & Johnson	69,452	4,228,932
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	25,272	$ 799,353
Pfizer, Inc.	23,017	380,931
Wyeth	54,380	2,641,780
		8,050,996
INDUSTRIALS - 13.3%
Aerospace & Defense - 8.4%
United Technologies Corp.	65,692	4,002,614
Commercial Services & Supplies - 0.5%
Waste Management, Inc.	7,900	235,578
Industrial Conglomerates - 2.1%
General Electric Co.	61,780	1,014,428
Road & Rail - 2.3%
Union Pacific Corp.	19,320	1,127,322
TOTAL INDUSTRIALS		6,379,942
INFORMATION TECHNOLOGY - 21.7%
Communications Equipment - 1.0%
Motorola, Inc.	56,134	482,191
Computers & Peripherals - 16.1%
Hewlett-Packard Co.	95,690	4,517,524
International Business Machines Corp.	26,574	3,178,516
		7,696,040
Electronic Equipment & Components - 1.2%
Agilent Technologies, Inc. (a)	20,636	574,300
Semiconductors & Semiconductor Equipment - 2.0%
Intel Corp.	49,805	974,684
Software - 1.4%
Microsoft Corp.	24,730	640,260
TOTAL INFORMATION TECHNOLOGY		10,367,475
MATERIALS - 2.1%
Chemicals - 2.1%
Monsanto Co.	13,096	1,013,630
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 5.0%
Verizon Communications, Inc.	78,873	$ 2,387,486
TOTAL COMMON STOCKS (Cost $12,463,227)		45,925,094
Money Market Funds - 3.8%

Fidelity Cash Central Fund, 0.25% (b) (Cost $1,832,652)	1,832,652	1,832,652
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $14,295,879)		47,757,746
NET OTHER ASSETS - 0.1%		46,739
NET ASSETS - 100%		$ 47,804,485
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 11,759
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At September 30, 2009, the aggregate cost of investment securities for income tax purposes was $14,295,878. Net unrealized appreciation aggregated $33,461,868, of which $36,059,466 related to appreciated investment securities and $2,597,598 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Congress Street Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Congress Street Fund

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 30, 2009
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 30, 2009